Segment Information - Supplemental Geographical Information Based on Location (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of geographical areas [line items]
Sales revenue	¥ 16,907,725	¥ 14,552,696	¥ 13,170,519
Operating profit (loss)	780,769	871,232	660,208
Assets	24,670,067	23,973,153	21,921,030
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	9,038,952	9,296,091	8,934,468
External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	16,907,725	14,552,696	13,170,519
Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue
Japan [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	2,937,148	3,036,832	3,050,270
Japan [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	2,409,584	2,354,532	2,190,797
Material reconciling items [member]
Disclosure of geographical areas [line items]
Sales revenue	(215,551)	(238,231)	(244,745)
Operating profit (loss)
Assets	1,329,844	1,166,794	516,050
Material reconciling items [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue
Geographical consolidation [member]
Disclosure of geographical areas [line items]
Sales revenue	20,345,424	17,799,270	15,923,795
Operating profit (loss)	749,733	896,193	654,265
Assets	23,884,156	23,323,160	21,932,331
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	9,038,952	9,296,091	8,934,468
Geographical consolidation [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	16,907,725	14,552,696	13,170,519
Geographical consolidation [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	3,437,699	3,246,574	2,753,276
Geographical consolidation [member] | Japan [member]
Disclosure of geographical areas [line items]
Sales revenue	4,548,002	4,359,286	3,867,835
Operating profit (loss)	25,821	6,411	(75,935)
Assets	5,306,084	5,318,033	5,295,475
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	2,937,148	3,036,832	3,050,270
Geographical consolidation [member] | Japan [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	2,409,584	2,354,532	2,190,797
Geographical consolidation [member] | Japan [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	2,138,418	2,004,754	1,677,038
Geographical consolidation [member] | North America [member]
Disclosure of geographical areas [line items]
Sales revenue	9,416,252	8,090,187	7,480,837
Operating profit (loss)	258,805	501,073	455,888
Assets	13,467,383	12,983,779	12,209,455
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	5,192,731	5,334,121	5,039,085
Geographical consolidation [member] | North America [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	8,939,259	7,618,932	7,081,264
Geographical consolidation [member] | North America [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	476,993	471,255	399,573
Geographical consolidation [member] | Europe [member]
Disclosure of geographical areas [line items]
Sales revenue	703,718	701,211	681,849
Operating profit (loss)	(2,556)	26,681	27,460
Assets	648,614	597,473	677,066
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	47,869	49,129	60,790
Geographical consolidation [member] | Europe [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	675,728	602,695	503,549
Geographical consolidation [member] | Europe [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	27,990	98,516	178,300
Geographical consolidation [member] | Asia [member]
Disclosure of geographical areas [line items]
Sales revenue	4,857,837	4,055,447	3,458,779
Operating profit (loss)	408,728	339,129	251,886
Assets	3,771,171	3,803,877	3,267,417
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	685,311	706,562	666,795
Geographical consolidation [member] | Asia [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	4,068,234	3,393,323	2,966,814
Geographical consolidation [member] | Asia [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	789,603	662,124	491,965
Geographical consolidation [member] | Other regions [member]
Disclosure of geographical areas [line items]
Sales revenue	819,615	593,139	434,495
Operating profit (loss)	58,935	22,899	(5,034)
Assets	690,904	619,998	482,918
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	175,893	169,447	117,528
Geographical consolidation [member] | Other regions [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	814,920	583,214	428,095
Geographical consolidation [member] | Other regions [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	4,695	9,925	6,400
Reconciling items [member]
Disclosure of geographical areas [line items]
Sales revenue	(3,437,699)	(3,246,574)	(2,753,276)
Operating profit (loss)	31,036	(24,961)	5,943
Assets	785,911	649,993	(11,301)
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets
Reconciling items [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue
Reconciling items [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	¥ (3,437,699)	¥ (3,246,574)	¥ (2,753,276)